ACCRUED INTEREST (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accrued Interest
Schedule of accrued interest
	September 30, 2018	December 31, 2017
Accrued Interest
Power Up Lending Group	$4,266	$665
Note payable related party	40,481	32,597
Total Accrued Interest	$44,747	$33,262

	December 31, 2017	December 31, 2016
Accrued Interest
Power Up Lending Group	$665	$-0-
Note payable related party	32,597	20,905
Total Accrued Interest	$33,262	$20,905